UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-21958

Exact name of registrant
  as specified in charger:                DGHM Investment Trust
Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   The Corporation Trust Company
                                          1209 Orange Street
                                          Wilmington, DE 19801

                                          with a copy to:

                                          John H. Lively
                                          Husch Blackwell Sanders LLP
                                          4801 Main Street, Suite 1000
                                          Kansas City, MO 64112

Registrant's telephone number,
      including area code:                800-653-2839

Date of fiscal year end:                  Last day of February

Date of reporting period:                 Februray 28, 2009


Item #1.  Reports to Stockholders.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-653-2839.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please call 1-800-653-2839.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. A COPY OF THE PROSPECTUS IS AVAILABLE BY CALLING SHAREHOLDER SERVICES AT 1-800-653-2839. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Stated performance in the Fund was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, the investment adviser to the Fund, waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about April 29, 2009.

For more information on your DGHM All-Cap Value Fund:

See Our Website at www.dghm.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-653-2839.

April 24, 2009

Dear Shareholders:

We are pleased to inform you that during a difficult period for the stock market the DGHM All-Cap Value Fund (the "Fund") outperformed its benchmark index (the Russell 3000U Value Index) for the fiscal year ended February 28, 2009. Whereas the Russell 3000U Value Index return was -48.8%, the Fund's Class A Shares' was -32.3% and the Fund's Class C Shares' was -35.7%. While we are never happy with an outcome that loses money on an absolute basis for our shareholders, given the extraordinary events that have taken place during the period covered by this report, we believe the outperformance of the benchmark reflects the fundamental soundness of our investment processes, and, as a result, we are pleased with that result.

The Fund's performance was driven by strong stock selection in the Banks, Healthcare, and Capital Goods sectors.1 Additionally, the Fund's performance also benefitted from the Fund being underweighted in Financial stocks and from the Fund avoiding stocks with material exposure to the various bad debt problems impacting the market. The sectors that materially detracted from performance during the past year were Energy and Telecom Services. Both of these sectors were negatively impacted by poor stock selection and by being underweight versus the benchmark. As we generally seek to be fully invested, the Fund's average cash position was approximately 3%.

With the many issues currently creating volatility in the stock market (including the sub-prime mortgages, government bailouts and uncertainty regarding when the recession is going to end), I would like to remind all of our shareholders of the investment strategy that generally guides our stock picking:

- We use a bottom-up selection process to attempt to identify companies that appear to be selling at a discount relative to our assessment of their potential value.

- We focus on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which stocks we may purchase.

- We also consider the following factors in deciding which companies may appear attractive:
Quality of the business franchise
Competitive advantage
Economic or market conditions
Deployment of capital
Reputation, experience, and competence of the company's management

- We believe that equity securities purchased at prices below their potential value not only protect capital, but also offer significant price appreciation once the market recognizes the particular stock's potential value.

- Generally, we sell securities when the characteristics and factors we used to select the security change or the stock has appreciated to the point where it is no longer attractive versus other potential opportunities.

In implementing the investment strategy of the Fund, we invest with a multi-year investment horizon rather than focusing on the month or quarter end data. We do not attempt to make macroeconomic calls. (i.e., predict economic growth, interest rates, currency levels, commodity prices etc.). Additionally, we do not predict the direction of the stock market.

As I commented in last year's shareholder letter, we believe that the volatility and weakness in the market during the period covered by this report has presented us with numerous opportunities across multiple sectors to purchase stocks that are consistent with the Fund's investment strategy.

We appreciate the opportunity to serve as your Fund's Investment Adviser.

Sincerely,


Jeffrey C. Baker
Executive Vice President
Dalton, Greiner, Hartman, Maher & Co., LLC

The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING THE FUND AT (800) 653-2839. FEE WAIVERS AND EXPENSE REIMBURSEMENTS HAVE POSITIVELY IMPACTED FUND PERFORMANCE. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUND'S EXPENSE RATIO, PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLE FOUND WITHIN THE ACCOMPANYING ANNUAL REPORT.

                      COMPARISON OF $10,000 INVESTMENT IN
            DGHM ALL-CAP VALUE FUND VS. THE RUSSELL 3000 VALUE INDEX
                                 CLASS A SHARES
                         (MAXIMUM SALES LOAD REFLECTED)


                      [ CLASS A SALES LOAD CHART Graphic ]


                                               6/20/2007       2/29/2008       2/28/2009

DGHM ALL-CAP VALUE FUND                        9,500           9,260           5,959
RUSSELL 3000 VALUE INDEX                       9,500           8,368           4,288





                                                                                                            CLASS A SHARES
                                                                                                    -------------------------------



                                                                                                       TOTAL RETURN  AVERAGE ANNUAL
                                                                                                     ONE YEAR ENDED          RETURN
                                                                                                          2/28/2009           SINCE
                                                                                                                          INCEPTION
                                                                                                                       06/20/07 TO
                                                                                                                           02/28/09
                                                                                                     --------------  --------------
DGHM ALL-CAP VALUE FUND - NO SALES LOAD REFLECTED:                                                          -32.26%         -24.04%
DGHM ALL-CAP VALUE FUND - MAXIMUM SALES LOAD REFLECTED:                                                     -35.65%         -26.31%
RUSSELL 3000 VALUE INDEX:                                                                                   -48.76%         -39.30%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

The above returns for the Class A Shares of the Fund assumes an initial investment of $10,000 ($9,500 after maximum sales load of 5.00%) at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund's investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50% for the period ending April 30, 2010. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund's prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                      COMPARISON OF $10,000 INVESTMENT IN
            DGHM ALL-CAP VALUE FUND VS. THE RUSSELL 3000 VALUE INDEX
                                 CLASS C SHARES


                      [ CLASS C COMPARISON CHART Graphic ]



                                               6/20/2007       2/29/2008       2/28/2009

DGHM ALL-CAP VALUE FUND                        10,000          9,220           6,200
RUSSELL 3000 VALUE INDEX                       10,000          8,368           4,288






                                                                                                            CLASS C SHARES
                                                                                                    -------------------------------



                                                                                                       TOTAL RETURN  AVERAGE ANNUAL
                                                                                                     ONE YEAR ENDED          RETURN
                                                                                                          2/28/2009           SINCE
                                                                                                                          INCEPTION
                                                                                                                       06/20/07 TO
                                                                                                                           02/28/09
                                                                                                     --------------  --------------
DGHM ALL-CAP VALUE FUND:                                                                                    -32.75%         -24.56%
RUSSELL 3000 VALUE INDEX:                                                                                   -48.76%         -39.30%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

The above assumes an initial $10,000 investment at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund's investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50% for the period ending April 30, 2010. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund's prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front-end sales charges (Class A Shares) and deferred sales charges on certain redemptions made within one year of purchase (Class C Shares) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2008, and held for the six months ended February 28, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2008
                                                    Beginning Account Value       Ending Account Value       through February 28,
CLASS A                                                September 1, 2008            February 28, 2009                2009


Actual                                                             $ 1,000.00                   $ 646.60                     $ 7.14
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,016.25                     $ 8.75



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2008
                                                    Beginning Account Value       Ending Account Value       through February 28,
CLASS C                                                September 1, 2008            February 28, 2009                2009


Actual                                                             $ 1,000.00                   $ 644.49                    $ 10.19
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,012.50                    $ 12.47


* Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A and 2.50% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.


                            DGHM ALL-CAP VALUE FUND
           PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                            AS OF FEBRUARY 28, 2009
                                  (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Aerospace/Defense                2.98%
Banks                            4.43%
Chemicals                        3.60%
Computers                        5.34%
Diversified Financial Services   4.96%
E-Commerce                       2.12%
Electric                         7.13%
Environmental Control            2.77%
Food                             6.60%
Healthcare                      11.45%
Insurance                        5.37%
Investment Companies             6.97%
Media                            2.26%
Miscellaneous Manufacturing      9.55%
Oil & Gas Services              17.79%
Real Estate Investment Trust     2.03%
Retail                           4.76%
Savings & Loans                  3.50%
Telecommunications               3.00%

                 Schedule of InvestmentsDGHM ALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2009


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                            106.61%

                AEROSPACE/DEFENSE:                                                                          2.98%
   22,886       General Dynamics Corporation                                                                            $ 1,002,865
                                                                                                                     --------------

                BANKS:                                                                                      4.43%
   26,250       City National Corporation                                                                                   842,100
   55,730       Old National Bancorp                                                                                        650,369
                                                                                                                     --------------
                                                                                                                          1,492,469
                                                                                                                     --------------

                CHEMICALS:                                                                                  3.60%
   23,850       Lubrizol Corporation                                                                                        655,637
   17,905       PPG Industries, Inc.                                                                                        556,129
                                                                                                                     --------------
                                                                                                                          1,211,766
                                                                                                                     --------------

                COMPUTERS:                                                                                  5.34%
    8,715       International Business Machines Corporation                                                                 802,041
   64,465       Teradata Corporation*                                                                                       996,629
                                                                                                                     --------------
                                                                                                                          1,798,670
                                                                                                                     --------------

                DIVERSIFIED FINANCIAL SERVICES:                                                             4.96%
   87,335       Invesco Limited                                                                                             998,239
   29,375       JPMorgan Chase  Co.                                                                                         671,219
                                                                                                                     --------------
                                                                                                                          1,669,458
                                                                                                                     --------------

                E-COMMERCE:                                                                                 2.12%
   65,650       e-Bay, Incorporated*                                                                                        713,616
                                                                                                                     --------------

                ELECTRIC:                                                                                   7.13%
   38,190       NSTAR                                                                                                     1,228,572
   42,980       Public Service Enterprise Group, Inc.                                                                     1,172,924
                                                                                                                     --------------
                                                                                                                          2,401,496
                                                                                                                     --------------

                ENVIRONMENTAL CONTROL:                                                                      2.77%
   34,470       Waste Management, Inc.                                                                                      930,690
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                FOOD:                                                                                       6.60%
   30,930       Kellogg Company                                                                                         $ 1,203,796
   49,210       The Kroger Company                                                                                        1,017,170
                                                                                                                     --------------
      .                                                                                                                   2,220,966
                                                                                                                     --------------

                HEALTHCARE:                                                                                11.45%
   26,335       Davita, Inc.*                                                                                             1,235,638
   26,050       Quest Diagnostics                                                                                         1,193,871
   42,980       St. Jude Medical, Inc.*                                                                                   1,425,217
                                                                                                                     --------------
                                                                                                                          3,854,726
                                                                                                                     --------------

                INSURANCE:                                                                                  5.37%
   26,400       Reinsurance Group of America, Inc.                                                                          718,080
   30,150       The Travelers Companies, Inc.                                                                             1,089,922
                                                                                                                     --------------
                                                                                                                          1,808,002
                                                                                                                     --------------

                MEDIA:                                                                                      2.26%
   99,895       Time Warner, Inc.                                                                                           762,199
                                                                                                                     --------------

                MISCELLANEOUS MANUFACTURING:                                                                9.55%
   26,730       3M Company                                                                                                1,215,146
   29,910       Dover Corporation                                                                                           745,955
   26,385       Teleflex Incorporated                                                                                     1,253,288
                                                                                                                     --------------
                                                                                                                          3,214,389
                                                                                                                     --------------

                OIL  GAS SERVICES:                                                                         17.79%
   35,850       Baker Hughes Incorporated                                                                                 1,050,763
   32,910       EnCana Corporation                                                                                        1,295,667
   27,695       Occidental Petroleum Corporation                                                                          1,436,540
   61,240       Plains Exploration  Production Company*                                                                   1,172,134
   44,450       Whiting Petroleum Corporation*                                                                            1,035,685
                                                                                                                     --------------
                                                                                                                          5,990,789
                                                                                                                     --------------

                REAL ESTATE INVESTMENT TRUST:                                                               2.03%
   20,880       Vornado Realty Trust                                                                                        683,402
                                                                                                                     --------------

                RETAIL:                                                                                     4.76%
   22,180       Dollar Tree, Inc.*                                                                                          861,028
   68,830       The Gap, Inc.                                                                                               742,676
                                                                                                                     --------------
                                                                                                                          1,603,704
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                SAVINGS  LOANS:                                                                             3.50%
   67,740       People's United Financial                                                                               $ 1,179,353
                                                                                                                     --------------

                TELECOMMUNICATIONS:                                                                         3.00%
   34,180       Telephone  Data Systems, Inc.                                                                             1,008,310
                                                                                                                     --------------

                TOTAL COMMON STOCKS:                                                                       99.64%
                (Cost: $43,729,118)                                                                                      33,546,870
                                                                                                                     --------------

                INVESTMENT COMPANIES:                                                                       6.97%
  2,347,750     Evergreen Institutional Treasury Money Market Fund .33%**                                                 2,347,750
                                                                                                                     --------------
                (Cost: $2,347,750)
                TOTAL INVESTMENTS:
                (Cost: $ 46,076,868)                                                                      106.61%        35,894,620
                Liabilities, net of other assets                                                          (6.61)%       (2,225,374)
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%      $ 33,669,246

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet)

** Effective 7 day yield as of February 28, 2009


See Notes to Financial Statements


DGHM ALL-CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2009


ASSETS
  Investments at value (identified cost of $46,076,868) (Note 1)                                                       $ 35,894,620
  Receivable for securities sold                                                                                            187,812
  Receivable for shares sold                                                                                                  8,383
  Dividends receivable                                                                                                      103,997
  Interest receivable                                                                                                           420
  Prepaid expenses                                                                                                           32,477
                                                                                                                     --------------
TOTAL ASSETS                                                                                                             36,227,709
                                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                        2,018,379
  Due to custodian                                                                                                          397,873
  Payable for shares redeemed                                                                                                58,254
  Accrued investment management fees                                                                                         32,109
  Accrued administration and accounting fees                                                                                  1,472
  Accrued 12b-1 fees                                                                                                         31,682
  Other accrued expenses                                                                                                     18,694
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                         2,558,463
                                                                                                                     --------------

NET ASSETS                                                                                                             $ 33,669,246
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 5,382,954 $0.001 par value shares of beneficial interest outstanding; unlimited        $ 49,183,758
    shares authorized
  Accumulated net investment income (loss)                                                                                   45,262
  Accumulated net realized gain (loss) on investments                                                                   (5,377,526)
  Net unrealized appreciation (depreciation) of investments                                                            (10,182,248)
                                                                                                                     --------------
                                                                                                                       $ 33,669,246
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
CLASS A
($32,222,827 / 5,149,743 shares outstanding;)(a)                                                                             $ 6.26
                                                                                                                     ==============
MAXIMUM OFFERING PRICE PER SHARE ($6.26 X 100/95)                                                                            $ 6.59
                                                                                                                     ==============

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE PER SHARE
CLASS C
($1,446,419 / 233,211 shares outstanding;)(a)                                                                                $ 6.20
                                                                                                                     ==============
(a)  May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)


See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
STATEMENT OF OPERATIONS


FOR THE YEAR ENDED FEBRUARY 28, 2009
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (Net of foreign tax withheld of $1,821)                                                                        $ 431,677
  Interest                                                                                                                    5,861
                                                                                                                     --------------
Total investment income                                                                                                     437,538
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                       134,042
  12b-1 fees, Class A (Note 2)                                                                                               40,071
  12b-1 fees, Class C (Note 2)                                                                                               18,439
  Recordkeeping and administrative services (Note 2)                                                                         29,895
  Accounting fees (Note 2)                                                                                                   33,737
  Custodian fees                                                                                                              8,938
  Transfer agent fees (Note 2)                                                                                               27,532
  Professional fees                                                                                                          59,530
  Filing and registration fees (Note 2)                                                                                      53,276
  Trustees fees                                                                                                              10,904
  Compliance fees                                                                                                             9,656
  Shareholder servicing and reports (Note 2)                                                                                 11,580
  Other                                                                                                                      14,836
                                                                                                                     --------------
Total expenses                                                                                                              452,436
Management fee waivers and reimbursed expenses (Note 2)                                                                   (127,388)
                                                                                                                     --------------
Net expenses                                                                                                                325,048
                                                                                                                     --------------
Net investment income (loss)                                                                                                112,490
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                                                                 (5,341,499)
Net increase (decrease) in unrealized appreciation (depreciation) of investments                                        (9,928,493)
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                 (15,269,992)
                                                                                                                     --------------

                                                                                                                     $ (15,157,502)
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                  ==============


See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                   FOR THE YEAR ENDED FEBRUARY 28, 2009          FOR THE PERIOD JUNE 20, 2007* TO FEBRUARY 29, 2008
                           --------------------------------------------  ----------------------------------------------------------


INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
  Net investment income                                       $ 112,490                                                   $ (4,504)
    (loss)
  Net realized gain                                         (5,341,499)                                                    (36,027)
    (loss) on investments
  Change in net                                             (9,928,493)                                                   (253,755)
    unrealized
    appreciation
    (depreciation) on
    investments            --------------------------------------------  ----------------------------------------------------------
  Increase (decrease) in                                   (15,157,502)                                                   (294,286)
    net assets from
    operations             --------------------------------------------  ----------------------------------------------------------

DISTRIBUTIONS TO
  SHAREHOLDERS
  Net investment income
Class A                                                        (67,228)                                                           -
Class C                                                               -                                                           -
                           --------------------------------------------  ----------------------------------------------------------
  Decrease in net assets                                       (67,228)                                                           -
    from distributions     --------------------------------------------  ----------------------------------------------------------

CAPITAL SHARE
  TRANSACTIONS (NOTE 5)
  Shares sold
Class A                                                      50,251,494                                                   2,229,146
Class C                                                         821,970                                                   2,277,848
  Distributions
    reinvested
Class A                                                           6,887                                                           -
Class C                                                               -                                                           -
  Shares redeemed
Class A                                                     (5,523,582)                                                   (250,117)
Class C                                                       (766,553)                                                   (113,831)
                           --------------------------------------------  ----------------------------------------------------------
  Increase (decrease) in                                     44,790,216                                                   4,143,046
    net assets from
    capital share
    transactions           --------------------------------------------  ----------------------------------------------------------

NET ASSETS
  Increase (decrease)                                        29,565,486                                                   3,848,760
    during period
  Beginning of period                                         4,103,760                                                     255,000
                           --------------------------------------------  ----------------------------------------------------------
END OF PERIOD (INCLUDING                                   $ 33,669,246                                                 $ 4,103,760
  ACCUMULATED NET
  INVESTMENT INCOME
  (LOSS) OF $45,262 AND
  $ -, RESPECTIVELY)       ============================================  ==========================================================
* Commencement of
operations


See Notes to Financial Statements


DGHM ALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          CLASS A SHARES
                                                                                               ------------------------------------
                                                                                                  YEAR ENDED       PERIOD JUNE 20,
                                                                                                 FEBRUARY 28,          2007* TO
                                                                                                     2009         FEBRUARY 29, 2008
                                                                                               ---------------    -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $ 9.26           $ 10.00
                                                                                                -----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                         0.02              0.01
  Net realized and unrealized gain (loss) on investments                                             (3.01)            (0.75)
                                                                                                -----------        ----------
                                                                                                     (2.99)            (0.74)
  TOTAL FROM INVESTMENT ACTIVITIES                                                              -----------        ----------
DISTRIBUTIONS
  Net investment income                                                                              (0.01)                 -
                                                                                                -----------        ----------
                                                                                                     (0.01)                 -
  TOTAL DISTRIBUTIONS                                                                           -----------        ----------

NET ASSET VALUE, END OF PERIOD                                                                       $ 6.26            $ 9.26
                                                                                                ===========        ==========

TOTAL RETURN(C)                                                                                    (32.26%)           (7.40%)***
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses, net(B)                                                                                    1.75%             1.75%**
  Net investment income (loss)                                                                        0.71%             0.20%**
Portfolio turnover rate                                                                              90.97%            80.71%***
Net assets, end of period (000's)                                                                  $ 32,223           $ 2,066

*Commencement of operations
**Annualized
***Not annualized
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by
6.77% for the period June 20, 2007 to February 29, 2008.
(B)Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.
(C)Total return does not reflect sales charges, if any.


See Notes to Financial Statements


DGHM ALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         CLASS C SHARES
                                                                                             --------------------------------------
                                                                                                                   PERIOD JUNE 20,
                                                                                                YEAR ENDED             2007* TO
                                                                                             FEBRUARY 28, 2009    FEBRUARY 29, 2008
                                                                                            ------------------    -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                              $ 9.22              $ 10.00
                                                                                             -----------           ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                         -(C)            (0.03)
  Net realized and unrealized gain (loss) on investments                                          (3.02)               (0.75)
                                                                                             -----------           ----------
                                                                                                  (3.02)               (0.78)
  TOTAL FROM INVESTMENT ACTIVITIES                                                           -----------           ----------
DISTRIBUTIONS
  Net investment income                                                                                -                    -
  Net realized gain                                                                                    -                    -
                                                                                             -----------           ----------
                                                                                                       -                    -
  TOTAL DISTRIBUTIONS                                                                        -----------           ----------

NET ASSET VALUE, END OF PERIOD                                                                    $ 6.20               $ 9.22
                                                                                             ===========           ==========

TOTAL RETURN(D)                                                                                 (32.75%)              (7.80%)***
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses, net(B)                                                                                 2.50%                2.50%**
  Net investment income (loss)                                                                   (0.04%)              (0.55%)**
Portfolio turnover rate                                                                           90.97%               80.71%***
Net assets, end of period (000's)                                                                $ 1,446              $ 2,038

*Commencement of operations
**Annualized
***Not annualized
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008.
(B)Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.
(C) Less than $0.01 per share.
(D)Total return does not reflect sales charges, if any.


See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The DGHM All-Cap Value Fund (the "Fund") is a series of the DGHM Investment Trust (the "Trust"). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. The Fund commenced operations on June 20, 2007.

     The investment objective of the Fund is to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher Co., LLC, the Fund's investment advisor ("Advisor"), believes are undervalued.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees (the "Trustees"). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Fund's Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective March 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The following is a summary of the inputs used to value the Fund's investments as of February 28, 2009:

Valuation Inputs                                                                                           Investment in Securities
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                 $ 35,894,620
Level 2- Other Significant Observable Inputs                                                                                      -
Level 3- Significant Unobservable Inputs                                                                                          -
                                                                                                           ------------------------
Total                                                                                                                  $ 35,894,620
                                                                                                           ========================


     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting SFAS 161 will have on the financial statement disclosures.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" on June 20, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. FIN 48 requires management of the Fund to analyze all open tax years, currently 2007 and 2008, as defined by Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended February 28, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of February 28, 2009, there were no reclassifications.

CLASS NET ASSET VALUES AND EXPENSES

     The Fund has two classes of shares: Class A shares and Class C shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Fund's Class C shares are sold without an initial sales charge; however, both Class A and C shares are subject to a contingent deferred sales charge. Class A shares sold are subject to a maximum initial sales charge of 5%, as well as a contingent deferred sales charge of 0.5% imposed on transactions over $1,000,000 that are redeemed within one year of the purchase date. Class C shares impose a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the principal underwriter of the Trust. Class C shares automatically convert into Class A shares after seven years.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services for an annual fee of 0.75% on the average daily net assets of the Fund. For the year ended February 28, 2009, the Advisor earned $134,042 in advisory fees, of which $127,388 was waived.

     In the interest of limiting the operating expenses of the Fund, the Advisor contractually agreed to waive or reduce its fees and to assume other expenses of the Fund through February 28, 2009, if necessary, in amounts that limit the Fund's total operating expenses to 1.50% of average daily net assets of the Fund. The limit did not apply to interest, taxes, brokerage fees, other expenditures capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act.

     The Trustees also have approved a new expense limitation agreement with the Advisor effective March 1, 2009 where the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund through April 30, 2010, if necessary, in amounts that limit the Fund's total operating expenses to 1.50% of average daily net assets of the Fund. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act. In determining the Fund's total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund's total operating expenses so as to benefit the Advisor. Finally, these expense limitation arrangements exclude any "acquired fund fees and expenses" as that term is described in the prospectus of the Fund. In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund after March 1, 2009. The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Fund during any of the previous three fiscal years (beginning March 1, 2009), less any reimbursement previously paid by the Fund to the Advisor with respect to such waivers, reductions and payments. Amounts reimbursed may not cause the Fund to exceed its expense limit.

     The Fund has adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a "Plan" and collectively, the "Plans"). Pursuant to the Plans, the Fund compensates the Fund's principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares. The Plans provide that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares and 1.00% of the average daily net assets of the Fund's Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. The 0.25% fee for the Class A Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The Fund incurred $40,071 and $18,439, in 12b-1 fees under the Plans with respect to Class A Shares and Class C Shares, respectively, for the year ended February 28, 2009.

     Effective October 1, 2008, First Dominion Capital Corporation (the "FDCC") acts as the Fund's principal underwriter and distributor. For the period October 1, 2008 through February 28, 2009, FDCC received $1,714 in commissions and underwriting fees from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 0.5% of Class A share redemptions and 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period October 1, 2008 through February 28, 2009, FDCC received $144 of CDSC fees.

     Prior to October 1, 2008, Capital Investment Group, Inc. (the "Previous Distributor") acted as the Fund's principal underwriter and distributor. The Previous Distributor received any sales charges imposed on purchases of Class A shares and re-allocated a portion of such charges to dealers through whom the sale was made, if any. For the period March 1, 2008 through September 30, 2008, the Previous Distributor retained sales charges in the amount of $6.

     Effective October 1, 2008, Commonwealth Shareholder Services, Inc. ("CSS"), provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Fund. For such administrative services, CSS receives 0.10% per annum of the average daily net assets of the Fund on the first $75 million and 0.07% per annum of the average daily net assets over $75 million. For the period October 1, 2008 through February 28, 2009, CSS earned $14,717 for its services and at February 28, 2009, was due $724 from the Fund.

     Prior to October 1, 2008, the Nottingham Company (the "Previous Administrator") provided shareholder, recordkeeping, administrative and blue-sky filing services to the Fund. For such administrative services, the Previous Administrator received 0.175% of the Fund's average daily net assets up on the first $50 million, 0.150% on the next $50 million, 0.125% on the next $50 million, 0.100% on the next $50 million and 0.075% for average daily net assets over $200 million, subject to a monthly minimum of $2,000. The Previous Administrator also received a fee to procure and pay the custodian for the Fund. For the period March 1, 2008 through September 30, 2008, the total amount paid to the Previous Administrator was $9,472 for blue sky administration fees and $5,706 for other administration fees.

     Effective October 1, 2008, Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. For such services, CFSI receives the greater of a) 0.06% per annum of the Fund's average daily net assets up to $50 million plus 0.04% per annum of average daily net assets in excess of $50 million or b) $16 per annum per open account and $3 per annum per closed account, subject to a $10,000 minimum per year. CFSI earned $11,782 for its services for the period October 1, 2008 through February 28, 2009.

     Prior to October 1, 2008, North Carolina Shareholder Services, LLC ("Previous Transfer Agent") served as transfer, dividend paying, and shareholder servicing agent for the Fund. It received compensation for its services based upon a $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. For the period March 1, 2008 through September 30, 2008, the total amount paid to the Previous Transfer Agent was $15,750.

     Effective October 1, 2008, Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $9,120 for its services for the period October 1, 2008 through February 28, 2009 and at February 28, 2009, was due $748 from the Fund.

     Prior to October 1, 2008, the Nottingham Company (the "Previous Accountant") provided the fund accounting services. For such services, the Previous Accountant received 0.01% of the Fund's average daily net assets, subject to a $2,700 monthly minimum for the first class and $750 for each additional class. For the period March 1, 2008 through September 30, 2008, the Previous Accountant was paid $24,617.

     Prior to October 1, 2008, Nottingham Compliance Services, LLC, a wholly owned affiliate of the Previous Administrator, provided services which assisted the Trust's Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust pursuant to Rule 38a-1 under the 1940 Act. For the period March 1, 2008 through September 30, 2008, Nottingham Compliance Services, LLC earned $4,521 for its services.

     Certain Trustees and officers of the Trust are also officers of the Advisor. During the period March 1, 2008 through September 30, 2008, certain officers of the Trust were also officers of the Previous Administrator. As of October 1, 2008, certain officers of the Trust are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended February 28, 2009, were $61,234,596 and $16,364,059, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The tax character of distributions during the year ended February 28, 2009 and the period June 20, 2007 (commencement of operations) to February 29, 2008 were as follows:

                                                                                                                        PERIOD JUNE
                                                                                                                          20, 2007*
                                                                                                         YEAR ENDED     TO FEBRUARY
                                                                                                  FEBRUARY 28, 2009        29, 2008
                                                                                                -------------------  --------------

Distributions paid from:
Ordinary income                                                                                            $ 67,228             $ -
                                                                                                -------------------  --------------
                                                                                                           $ 67,228             $ -
                                                                                                ===================  ==============


     * Commencement of operations

     As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:



Undistributed net investment income (loss)                                                                                 $ 45,262
Accumulated net realized gain (loss) on investments                                                                     (1,039,355)
Other book/tax differences                                                                                              (3,511,929)
Unrealized appreciation (depreciation)                                                                                 (11,008,490)
                                                                                                          -------------------------
                                                                                                                     $ (15,514,512)
                                                                                                          =========================


     The difference between components of distributable earnings on a book and tax basis is primarily related to wash sale losses and deferral of post-October losses.

     As of February 28, 2009, the Fund has a capital loss carryforward of $1,039,355 available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders. Capital loss carryforwards expire as follows:



02/28/2017                                                                                                              $ 1,036,017
02/29/2016                                                                                                                    3,338
                                                                                                             ----------------------
                                                                                                                        $ 1,039,355
                                                                                                             ======================


     Cost of securities for Federal Income tax purpose is $46,903,110 and the related tax-based net unrealized appreciation (depreciation) consists of:



Gross unrealized appreciation                                                                                             $ 478,327
Gross unrealized depreciation                                                                                          (11,486,817)
                                                                                                          -------------------------
Net unrealized depreciation                                                                                          $ (11,008,490)
                                                                                                          =========================


NOTE 5 - CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the fund were:


                                                                            CLASS A SHARES                  CLASS C SHARES
                                                                              YEAR ENDED                      YEAR ENDED
                                                                          FEBRUARY 28, 2009                FEBRUARY 28, 2009
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                              5,682,757    $ 50,251,494           98,672       $ 821,970
Shares reinvested                                                              971           6,887                -               -
Shares redeemed                                                          (757,159)     (5,523,582)         (86,607)       (766,553)
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                  4,926,569    $ 44,734,799           12,065        $ 55,417
                                                                    ==============  ==============   ==============  ==============



                                                                            CLASS A SHARES                  CLASS C SHARES
                                                                            JUNE 20, 2007*                  JUNE 20, 2007*
                                                                         TO FEBRUARY 29, 2008            TO FEBRUARY 29, 2008
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                228,769     $ 2,229,146          228,136     $ 2,277,848
Shares redeemed                                                           (25,995)       (250,117)         (12,090)       (113,831)
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                    202,774     $ 1,979,029          216,046     $ 2,164,017
                                                                    ==============  ==============   ==============  ==============


     *Commencement of operations.

NOTE 6 - COMMITMENTS AND CONTINGENCIES

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Fund, and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF DGHM INVESTMENT TRUST
AND THE SHAREHOLDERS OF DGHM ALL-CAP VALUE FUND

We have audited the accompanying statement of assets and liabilities of DGHM All-Cap Value Fund, a series of shares of beneficial interest of DGHM Investment Trust, including the schedule of investments, as of February 28, 2009, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from June 20, 2007 (commencement of operations) through February 29, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DGHM All-Cap Value Fund as of February 28, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from June 20, 2007 through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP
PHILADELPHIA, PENNSYLVANIA
APRIL 27, 2009

DGHM INVESTMENT TRUST
(THE "TRUST")
SUPPLEMENTAL INFORMATION (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The names, addresses and years of birth of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustee who is considered an "interested person" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the Trustees and the officers and is available, without charge, upon request by calling, toll-free, (800) 773-3863. The address of each Trustee and officer of the Trust, unless otherwise indicated, is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

NAME, ADDRESS AND AGE     POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST      OTHER
                          WITH TRUST AND       IN TRUST OVERSEEN    FIVE (5)YEARS                                DIRECTORSHIPS BY
                          TENURE                                                                                 TRUSTEES AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN
INTERESTED TRUSTEES:
Jeffrey C. Baker*             Trustee,              1                   Executive Vice President, Dalton,                None
565 Fifth Avenue          President, and                               Greiner, Hartman, Maher & Co., LLC
Suite 2101                Principal                                    (investment advisor to the
New York, NY              Executive Officer                             Fund) since 2005; previously,
10017                     since 04/07                                   Senior Vice President, Dalton, Greiner,
42                                                                      Hartman, Maher &  Co., LLC, 2002 to
                                                                         2005; and Vice President, Dalton,
                                                                         Greiner,Hartman, Maher &
                                                                          Co., LLC, 2000 to  2002.








INDEPENDENT TRUSTEES:

Jack E. Brinson           Trustee since 04/07           1               Retired since January 2000; previously,          Independent
76                                                                         President, Brinson Investment Co.       Trustee of the
                                                                         (personal investments) and President,           following:
                                                                                 Brinson Chevrolet, Inc. (auto        Gardner Lewis
                                                                                                  dealership).     Investment Trust
                                                                                                                        for the two
                                                                                                                     series of that
                                                                                                                         trust; The
                                                                                                                         Nottingham
                                                                                                                   Investment Trust
                                                                                                                     II for the six
                                                                                                                     series of that
                                                                                                                     trust; Hillman
                                                                                                                            Capital
                                                                                                                         Management
                                                                                                                   Investment Trust
                                                                                                                        for the two
                                                                                                                     series of that
                                                                                                                         trust; New
                                                                                                                         Providence
                                                                                                                   Investment Trust
                                                                                                                        for the one
                                                                                                                     series of that
                                                                                                                  Trust; and Tilson
                                                                                                                   Investment Trust
                                                                                                                        for the two
                                                                                                                     series of that
                                                                                                                         trust (all
                                                                                                                         registered
                                                                                                                         investment
                                                                                                                        companies).


INDEPENDENT TRUSTEES:


Theo H. Pitt, Jr.               Trustee and         1                Senior Partner, Community Financial          Independent
72                           Chairman since                          Institutions Consulting (bank consulting)      Trustees of the
                                      04/07                              since 1997 and Account Administrator,           following:
                                                                             Holden Wealth Management Group of        Gardner Lewis
                                                                         Wachovia Securities (money management     Investment Trust
                                                                                           firm) 2003 to 2008.          for the two
                                                                                                                     series of that
                                                                                                                         trust (all
                                                                                                                         registered
                                                                                                                         investment
                                                                                                                        companies).


OFFICERS:

Thomas F. Gibson              Treasurer and        N/A                Vice President, Chief Financial Officer,                  N/A
565 Fifth Avenue                  Principal                              and Chief Compliance Officer, Dalton,
Suite 2101                Financial Officer                           Greiner, Hartman, Maher & Co., LLC since
New York, NY 10017              since 04/07                                 2005; previously, Chief Compliance
45                                                                      Officer, DGHM Investment Trust 2007 to
                                                                       2008; Chief Financial Officer and Chief
                                                                              Compliance Officer, Bingham Legg
                                                                                  Advisers, LLC, 1999 to 2005.

Julia J. Gibbs                    Assistant         N/A               Managing Director of Client Services and                  N/A
28                          Secretary since                            Compliance, The Commonwealth Companies,
                                      11/08                              2005- present; previously, Associate,
                                                                       Commonwealth Shareholder Services, 2002
                                                                                                      to 2005.

Karen M. Shupe                Secretary and          N/A              Managing Director of Fund Operations,                  N/A
45                                Assistant                           Commonwealth Shareholder Services, Inc.,
                            Treasurer since                                  since 2003; previously, Financial
                                      11/08                                    Reporting Manager, Commonwealth
                                                                     Shareholder Services, Inc., 2001 to 2003.

Julian G. Winters          Chief Compliance          N/A               Managing Member of Watermark Solutions                  N/A
40                        Officer since 11/08                           (investment compliance and consulting)
                                                                           since March 2007; previously, Vice-
                                                                        President - Compliance Administration,
                                                                         the Nottingham Company, 1998 to 2007.


* Mr. Baker is an Interested Trustee because he is a Member of the Advisor.

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, (1) upon request, by calling 1-800-653-2839 and (2) on the SEC's website at http://www. sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (1) upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

Dalton, Greiner, Hartman, Maher & Co., LLC (the "Advisor") supervises the investments of the DGHM All-Cap Value Fund (the "Fund"), a series portfolio of the DGHM Investment Trust (the "Trust"), pursuant to an Investment Advisory Agreement (the "Agreement") between the Advisor and the Trust with respect to the Fund. At the quarterly meeting of the Board of Trustees of the Trust (the "Board" or "Trustees") that was held on February 26, 2009, the Trustees, including a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such party as such term is defined under the Investment Company Act of 1940, as amended (the "Independent Trustees"), voting separately, unanimously approved the renewal of the Agreement for a one-year period from March 1, 2009 until February 28, 2010, under the terms and for the compensation described therein.

In considering whether to approve the Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Advisor's practices regarding brokerage and portfolio transactions; and (vi) the Advisor's practices regarding possible conflicts of interest.

In assessing the factors described above and reaching its decision, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Agreement and a proposed Expense Limitation Agreement between the Advisor and the Trust with respect to the Fund (the "Expense Limitation Agreement"); materials provided by the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative performance and expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from Husch

Blackwell Sanders LLP (counsel to the Fund) that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the types of information and factors that should be considered in order to make an informed decision.

Provided below is an overview of the factors the Board considered at its Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1. NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISOR.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); the Advisor's procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Fund among the Fund's service providers and the Independent Trustees; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares. The Trustees evaluated the Advisor's personnel, including the education and experience of the Advisor's personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and principal financial officer for the Trust were employees of the Advisor, and they served the Trust without additional compensation. After reviewing the foregoing information and further information in the Advisor's memorandum (e.g., descriptions of the Advisor's business, the Advisor's compliance programs, and the Advisor's Form ADV), the Board of Trustees concluded that, in light of all the facts and circumstances, the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR.

In considering the investment performance of the Fund and the Advisor, the Trustees compared the performance of the Fund for various periods during the Fund's existence with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data (e. g., Lipper peer group data). The Trustees also considered the consistency of the Advisor's management of the Funds with the investment objectives and policies. The Trustees noted that the Fund's performance in the short-term was generally better than that of its specifically identified peers and during the short time that the Fund has been in existence. The Trustees also considered the Fund's performance relative to other accounts managed by the Advisor, all of which are managed in the same manner as the Fund. The Trustees noted that the Fund's year-to-date performance was generally comparable to the performance of other accounts managed by the Advisor. After reviewing and discussing the performance of the Fund further, the Advisor's experience managing the Fund, the Advisor's historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Advisor was satisfactory.

3. COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE
ADVISOR.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees considered the Advisor's staffing, personnel, and methods of operating; the financial condition of the Advisor and the level of commitment to the Fund by the Advisor and its principals; the asset levels of the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments. The Trustees considered financial statements of the Advisor and discussed the financial stability and productivity of the firm. The Trustees also considered potential benefits for the Advisor in managing the Fund, including the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor's other clients. The Trustees considered the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Board determined that the Fund's expenses, including the management fee, were higher than some of the comparable funds and lower than others. Based on the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund, the costs of the services to be provided, and the profits that may be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

4. ECONOMIES OF SCALE.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees considered the Fund's fee arrangements with the Advisor. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from a potential expense limitation arrangement until the Fund's expenses fell below the expense cap. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than the Advisor. Following further discussion of the Fund's asset levels, expectations for growth, and levels of fees, the Board determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the potential expense limitation arrangement provided potential savings or protection for the benefit of the Fund's investors.

5. ADVISOR'S PRACTICES REGARDING BROKERAGE AND PORTFOLIO TRANSACTIONS.

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards for seeking best execution for Fund portfolio transactions. The Trustees also considered a discussion of historical and anticipated portfolio turnover rates for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Advisor. The Trustees noted that the Advisor considers a number of factors when seeking best execution, including, but not limited to, the firm's research provided, execution capability, commission rate, financial responsibility, and responsiveness. Additionally, the Board noted that the Advisor utilizes alternative trading venues, such as ECNs, to decrease the average cost of transactions to the Fund. After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

6. ADVISOR'S PRACTICES REGARDING POSSIBLE CONFLICTS OF INTEREST.

In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Fund and/or the Advisor's other accounts; and the substance and administration of the Advisor's code of ethics. Based on the foregoing, the Board determined that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the renewal of the Agreement for a one-year period from March 1, 2009 until February 28, 2010, under the terms and for the compensation described therein.

INVESTMENT ADVISER:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Briggs, Bunting & Dougherty, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL:

Husch Blackwell Sanders LLP
4801 Main Street
Suite 1000
Kansas City, Missouri 64112

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to DGHM All-Cap Value Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 Toll Free

                         ANNUAL REPORT TO SHAREHOLDERS

                            DGHM ALL-CAP VALUE FUND

                     A series of the DGHM Investment Trust
                         A "Series" Investment Company


                      FOR THE YEAR ENDED FEBRUARY 28, 2009

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     (a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

     (a)(2) Not applicable.

     (a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $3,500 for 2009 and $3,000 for 2008.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2008.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 for 2009 and $2,000 for 2008.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2009 and $0 for 2008.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's
principal   accountant  to  the Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2008.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): DGHM Investment Trust



By:   /s/ Jeffrey C. Baker
      ---------------------
      Jeffrey C. Baker
      President and Principal Executive Officer

Date: May 8, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:   /s/ Jeffrey C. Baker
      ---------------------
      Jeffrey C. Baker
      President and Principal Executive Officer,
      DGHM Investment Trust

Date: May 8, 2009





By:   /s/ Thomas F. Gibson
      ---------------------
      Thomas F. Gibson
      Principal Financial Officer,
      DGHM Investment Trust

Date:  May 8, 2009